Income Taxes - Components of Deferred Tax Asset and Liability (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Deferred Tax Asset:
Employment related accruals	$ 51.0	$ 89.7
Foreign tax credit carryover and other credit carryovers	0.2	1.1
Net operating loss carryforwards	100.3	133.1
Total gross deferred tax asset	151.5	223.9
Valuation allowance	(90.7)	(159.9)
Total deferred tax asset	60.8	64.0
Deferred Tax Liability:
Intangibles	(65.7)	(101.7)
Unremitted foreign earnings		(20.9)
Unrealized gain on investment	(22.2)	(33.5)
Other	(5.0)	(5.5)
Total deferred tax liability	(92.9)	(161.6)
Net deferred tax liability	(32.1)	(97.6)
U.S. [Member]
Deferred Tax Liability:
Net deferred tax liability	(18.4)	(78.0)
International [Member]
Deferred Tax Liability:
Net deferred tax liability	$ (13.7)	$ (19.6)